Fair Value Measurements Of Assets And Liabilities Measured At Fair Value On Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	$ 9,014
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9,014	12,460
Fair value, net asset (liability)	2,780	24,648
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign-exchange forward contracts asset		12,987
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(4,470)	(799)
Fair Value, Measurements, Recurring | Foreign Exchange Forward | Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(1,764)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities	9,014	12,460
Fair value, net asset (liability)	9,014	12,460
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net asset (liability)	(6,234)	12,188
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Assets
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign-exchange forward contracts asset		12,987
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Not Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	(4,470)	(799)
Fair Value, Measurements, Recurring | Fair Value, Inputs, Level 2 | Foreign Exchange Forward | Designated as Hedging Instrument | Other Current Liabilities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities fair value	$ (1,764)